List of Subsidiaries	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
List of Subsidiaries
(26)	List of Subsidiaries

	Dec. 31, 2020				Dec. 31, 2019
Entity Name	Consolidation method	% of interest		Immediate Parent Company	Consolidation method	% of interest		Immediate Parent Company
Alpha 2 B.V.	FC	100%		Atotech UK Topco Ltd.	FC	100%		Atotech UK Topco Ltd.
Alpha 3 B.V.	FC	100%		Atotech Alpha 2 B.V.	FC	100%		Atotech Alpha 2 B.V.
Alpha 4 B.V.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Alpha 5 B.V.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Alpha Germany Bidco GmbH	FC	100%		Alpha 4 B.V.	FC	100%		Alpha 4 B.V.
Alpha US Bidco, Inc.	FC	100%		Atotech Alpha 3 B.V.	FC	100%		Atotech Alpha 3 B.V.
Atotech (Singapore) Chemicals Pte. Ltd. (formerly Atotech S.E.A. Pte. Ltd.)	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech (Yangzhou) Chemicals Ltd	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Asia Pacific Ltd.****	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech B.V.	FC	100%		Atotech Alpha 3 B.V.	FC	100%		Atotech Alpha 3 B.V.
Atotech Beteiligungs und Management GmbH & Co KG	FC	100%		Alpha 4 B.V.	FC	100%		Alpha 4 B.V.
Atotech Canada Ltd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech China Chemicals Ltd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech CZ, a.s.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech de México S.A. de C.V.	FC	99.99	%*	Atotech B.V.	FC	99.99	%*	Atotech B.V.
Atotech Deutschland GmbH	FC	94	%***	Atotech Beteiligungs und Management GmbH & Co. KG	FC	94	%***	Atotech Beteiligungs und Management GmbH & Co. KG
Atotech Development Center Private Limited	FC	99.99	%**	Atotech B.V.	FC	99.99	%**	Atotech B.V.
Atotech Do Brasil Galvanotécnica Ltda.	FC	99.99	%*	Atotech B.V.	FC	99.99	%*	Atotech B.V.

	Dec. 31, 2020				Dec. 31, 2019
Entity Name	Consolidation method	% of interest		Immediate Parent Company	Consolidation method	% of interest		Immediate Parent Company
Atotech Espana S.A.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech France S.A.	FC	99.99	%**	Atotech B.V.	FC	99.99	%**	Atotech B.V.
Atotech India Private Limited	FC	99.99	%**	Atotech B.V.	FC	99.99	%**	Atotech B.V.
Atotech Istanbul Kimya Sanayi Ticaret Ltd Sti	FC	99.26	%*	Atotech B.V.	FC	99.26	%*	Atotech B.V.
Atotech Italia S.r.l.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Japan K.K.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Korea Ltd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Malaysia Sdn. Bhd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Österreich GmbH	FC	100%		Atotech Beteiligungs und Management GmbH & Co. KG	FC	100%		Atotech Beteiligungs und Management GmbH & Co. KG
Atotech Poland Sp. z.o.o.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Servicios de México S.A. de C.V.	FC	100%		Atotech de México S.A. de C.V.	FC	100%		Atotech de México S.A. de C.V.
Atotech SK, s.r.o.	FC	100%		Atotech CZ, a.s.	FC	100%		Atotech CZ, a.s.
Atotech Skandinavien AB	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Taiwan Limited	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Thailand Ltd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech UK Ltd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech UK Topco Ltd.	FC	100%		Atotech Limited
Atotech USA, LLC.	FC	100%		Alpha US Bidco, Inc.	FC	100%		Alpha US Bidco, Inc.
Atotech Vietnam C.o. Ltd.	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Atotech Slovenija d.d.	FC	100%		Atotech Beteiligungs und Management GmbH & Co. KG	FC	100%		Atotech Beteiligungs und Management GmbH & Co. KG
J-KEM International AB	FC	100%		Atotech Skandinavien AB	FC	100%		Atotech Skandinavien AB
UAB Atotech Chemata (Lithuania)	FC	100%		Atotech B.V.	FC	100%		Atotech B.V.
Visutech Plating Ltd.	FC	100%		Atotech B.V.
Atotech (Philippines) Chemicals, Inc.	Non-consolidated	99	%******	Atotech B.V.	Non-consolidated	99	%******	Atotech B.V.
Atotech Argentina S.A.	Non-consolidated	100%		Atotech B.V.	Non-consolidated	100%		Atotech B.V.
Atotech Australia PTY Ltd.	Non-consolidated	100%		Atotech B.V.	Non-consolidated	100%		Atotech B.V.
Atotech Bulgaria EOOD	Non-consolidated	100%		Atotech B.V.	Non-consolidated	100%		Atotech B.V.
OOO Atotech-Chemeta (Russia)	Non-consolidated	95	%*****	Atotech B.V.	Non-consolidated	95	%*****	Atotech B.V.
PT. Atotech Indonesia Chemicals	Non-consolidated	99	%******	Atotech B.V.	Non-consolidated	99	%******	Atotech B.V.

*	Minority interest is owned by Atotech Deutschland GmbH.
**	Minority interest is owned by Management staff.
***	Atotech B.V. holds 6% in Atotech Deutschland GmbH.
****	Atotech Asia Pacific Ltd. includes two immaterial entities.
*****	Atotech Deutschland GmbH holds 5%.
******	Atotech B.V. holds 1%.